Equity and Redeemable Noncontrolling Interest - Nonredeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonredeemable Controlling Interest [Line Items]
Changes in noncontrolling interests due to divestitures and acquisitions	$ (19)		$ (104)	$ (373)	$ 633
Contributions from noncontrolling interests	25	$ 14	155	264	268
Distributions to noncontrolling interests	50	280	1,181	1,611	454
Non- Redeemable Noncontrolling Interests
Nonredeemable Controlling Interest [Line Items]
Changes in noncontrolling interests due to divestitures and acquisitions	(19)		(104)	(373)	633
Contributions from noncontrolling interests	25	14	155	264	268
Distributions to noncontrolling interests	$ 50	$ 280	$ 1,181	$ 1,611	$ 454